Warrant Liability (Details)			6 Months Ended
	Dec. 09, 2022 USD ($)	Feb. 11, 2021 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 ¥ / shares shares
Warrant Liability [Line Items]
Change in fair value of warrant liabilities
Aggregate of private warrants	$ 123,750
Historical retained earning	$ 300,000
MicroAlgo [Member]
Warrant Liability [Line Items]
Number of shares (in Shares) | shares			1
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.001
Change in fair value of warrant liabilities		$ 380,000
Private Warrant [Member]
Warrant Liability [Line Items]
Price per share | $ / shares			$ 11.5
Number of warrants (in Shares) | shares			1	1
Voting rights			one
Private Placement [Member] | MicroAlgo [Member]
Warrant Liability [Line Items]
Private placement shares (in Shares) | shares			270,500
Price per share | (per share)			$ 10	¥ 69.4